Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 8,092,437	$ 12,814,752
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	445,452	567,994
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	118,493	281,244
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Total assets	(21,732)	(114,549)
Teekay Parent
Segment Reporting Information [Line Items]
Total assets	1,877,450	3,922,309
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	13,620	55,937
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	366,229	635,364
Teekay Parent | Other | Operating Segments
Segment Reporting Information [Line Items]
Total assets	26,527	13,208
Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Total assets	280,774	5,354,702
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	4,624,321	3,957,088
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	112,844	193,553
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 2,125,909	$ 1,870,211